ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 13,781	$ 31,007
Land additions from property, plant and equipment		(17,226)
Balance at end of period	45,778	$ 13,781
Assets Actively Marketed, additions	$ (31,997)